Segment and Revenue Analysis	12 Months Ended
Dec. 31, 2024
Segment and Revenue Analysis [Abstract]
SEGMENT AND REVENUE ANALYSIS

Note 12 – SEGMENT AND REVENUE ANALYSIS

The company is mainly engaged in commercial real estate business.

An operating segment is a component of the Company that engages in business activities from which it may earn revenues and incur expenses and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by the Company’s chief operating decision maker in order to allocate resources and assess performance of the segment.

In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision making group, in deciding how to allocate resources and in assessing performance. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the chief operating decision maker, reviews operation results by the revenue of different services. Based on management’s assessment, the Company has determined that it has two operating segments as defined by ASC 280, including petfood sales and restaurant business operations.

Certain entity-wide disclosures relating to revenues for the years ended December 31, 2024, 2023 and 2022 are as follows:

	For the year ended December 31, 2024
	Commercial real estate business and Petfood sales	Restaurant business	Total
Revenue from continuing operations	$563,726	$-	$563,726
Net income from continuing operations	$1,925,312	$-	$1,925,312
Net income from discontinued operations	$-	$575,249	$575,249
Total net income	$1,925,312	$575,249	$2,500,561
Depreciation and amortization	$111,642	$-	$111,642
Total assets	$33,338,661	$-	$33,338,661

	For the year ended December 31, 2023
	Petfood sales	Restaurant business	Total
Revenue from continuing operations	$754	$-	$754
Net loss income from continuing operations	$(8,382,915)	$-	$(8,382,915)
Net loss from discontinued operations	$(15,095,547)	$(153,054)	$(15,248,601)
Total net loss	$(23,478,462)	$(153,054)	$(23,631,516)
Depreciation and amortization	$22,649	$-	$22,649
Total assets	$27,591,002	$1,310,395	$28,901,397

	For the year ended December 31, 2022
	Petfood sales	Restaurant business	Total
Revenue from continuing operations	$24,726	$-	$24,726

Net income (loss) from continuing operations	$1,142,637	$-	$1,142,637
Net income (loss) from discontinued operations	$(339,054)	$51,430	$(287,624)
Total net income	$803,583	$51,430	$855,013
Depreciation and amortization	$17,114	$-	$17,114
Total assets	$35,010,629	$1,502,768	$36,513,397

The net revenue generated from different marketing channels consists of the following:

	For the Years Ended December 31,
	2024	2023	2022
Pet food domestic sales	-	754	25,849
Commercial real estate business revenue	565,618	-	-
Less: Sales tax and additional surcharge	(1,892)	-	(1,123)
Total net revenue from continuing operations	$563,726	$754	$24,726

The net revenue generated from different product lines and services is set forth as following:

	For the Years Ended December 31,
	2024	2023	2022
Pet chews	$-	$-	$8,367
Dried pet snacks	-	-	8,005
Wet canned petfood	-	-	1,290
Dental health snacks	-	-	550
Commercial real estate business revenue	565,618	-	-
Others	-	754	7,637
Less: Sales tax and additional surcharge	(1,892)	-	(1,123)
Total net revenue from continuing operations	$563,726	$754	$24,726

The net revenue generated from different countries is set forth as following:

	For the Years Ended December 31,
	2024	2023	2022
China	$512,157	$754	$25,849
U.S.	53,461	-	-
Less: Sales tax and additional surcharge	(1,892)	-	(1,123)
Total net revenue from continuing operations	$563,726	$754	$24,726

Our properties are concentrated in Missouri and Beijing, China.